Share-based compensation - Share-based compensation expenses by function (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 1,845	$ 1,000	$ 4,438	$ 3,624
Cost of revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	90	21	206	215
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,005	480	2,530	2,142
Sales and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	552	472	1,056	1,225
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 198	$ 27	$ 646	$ 42